HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Accounts receivable and other	$ 33,509	$ 30,218
Equity accounted investments	79,881	68,310	$ 59,124
Investment properties	85,613	103,665	124,152
Property, plant and equipment	165,992	153,019
Intangible assets	38,496	36,072	38,994
Goodwill	43,355	35,730	34,911
Deferred income tax assets	4,221	3,723
Assets classified as held for sale	12,780	10,291
Liabilities
Accounts payable and other	56,457	55,502
Non-recourse borrowings of managed entities	245,311	220,560
Deferred income tax liabilities	27,009	25,267
Liabilities associated with assets classified as held for sale	5,891	4,721
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	155	226
Accounts receivable and other	624	1,515
Equity accounted investments	138	1,482
Investment properties	3,603	3,475
Property, plant and equipment	6,370	3,425
Intangible assets	1,608	14
Goodwill	58	0
Other long-term assets	183	152
Deferred income tax assets	41	2
Assets classified as held for sale	12,780
Liabilities
Accounts payable and other	2,163	675
Non-recourse borrowings of managed entities	3,224	3,904
Deferred income tax liabilities	504	142
Liabilities associated with assets classified as held for sale	5,891
Real Estate1 [Member]
Assets
Equity accounted investments	19,380	18,253
Property, plant and equipment	225	315
Real Estate1 [Member] | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	6
Accounts receivable and other	84
Equity accounted investments	0
Investment properties	1,266
Property, plant and equipment	0
Intangible assets	0
Goodwill	0
Other long-term assets	0
Deferred income tax assets	0
Assets classified as held for sale	1,356
Liabilities
Accounts payable and other	193
Non-recourse borrowings of managed entities	84
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	277
Private Equity and Other [Member] | Assets and liabilities classified as held for sale
Liabilities
Deferred income tax liabilities	1
Renewable Power
Assets
Property, plant and equipment	74,096	76,414
Renewable Power | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	86
Accounts receivable and other	368
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	5,713
Intangible assets	0
Goodwill	0
Other long-term assets	139
Deferred income tax assets	3
Assets classified as held for sale	6,309
Liabilities
Accounts payable and other	1,601
Non-recourse borrowings of managed entities	2,410
Deferred income tax liabilities	84
Liabilities associated with assets classified as held for sale	4,095
Private Equity
Assets
Equity accounted investments	4,322	4,206
Property, plant and equipment	11,319	13,387
Intangible assets	19,913	18,907
Goodwill	14,240	12,726
Private Equity | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	3
Accounts receivable and other	1
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	162
Intangible assets	0
Goodwill	0
Other long-term assets	0
Deferred income tax assets	0
Assets classified as held for sale	166
Liabilities
Accounts payable and other	9
Non-recourse borrowings of managed entities	0
Liabilities associated with assets classified as held for sale	10
Asset management
Assets
Equity accounted investments	13,436	12,431
Property, plant and equipment	11,912	10,278	$ 16,540
Intangible assets	1,674	1,483
Asset management | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	48
Accounts receivable and other	49
Equity accounted investments	138
Investment properties	2,337
Property, plant and equipment	27
Intangible assets	0
Goodwill	0
Other long-term assets	0
Deferred income tax assets	0
Assets classified as held for sale	2,599
Liabilities
Accounts payable and other	66
Non-recourse borrowings of managed entities	0
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	66
Infrastructure
Assets
Equity accounted investments	23,786	17,733
Property, plant and equipment	68,440	52,625
Intangible assets	16,909	15,682
Goodwill	19,328	$ 14,209
Infrastructure | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	12
Accounts receivable and other	122
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	468
Intangible assets	1,608
Goodwill	58
Other long-term assets	44
Deferred income tax assets	38
Assets classified as held for sale	2,350
Liabilities
Accounts payable and other	294
Non-recourse borrowings of managed entities	730
Deferred income tax liabilities	419
Liabilities associated with assets classified as held for sale	$ 1,443